CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 22,567,418	$ 17,451,669
Intangible assets	2,235,230	1,988,603
Investment in associates	1,998,336	1,830,138
Trade and other receivables	16,671,608	3,842,054
Other non-financial assets	222,955	18,782
Deferred tax asset	0	2,996
Inventories	74,687	71,187
Total non-current assets	43,770,234	25,205,429
Current assets
Inventories	220,896	194,640
Other non-financial assets	495,130	695,313
Trade and other receivables	10,579,028	5,733,942
Other financial assets	1,964,630	1,639,941
Cash and cash equivalents	229,948	130,863
Subtotal	13,489,632	8,394,699
Assets held for sale	0	748,866
Total current assets	13,489,632	9,143,565
Total assets	57,259,866	34,348,994
Equity
Capital stock	1,514,022	1,514,022
Adjustment to capital stock	11,442,144	11,442,144
Legal and other reserves	383,393	162,480
Voluntary reserve	4,406,281	1,019,873
Retained earnings	14,715,337	2,206,313
Accumulated other comprehensive income	0	207,999
Equity attributable to holders of the parent	32,461,177	16,552,831
Non-controlling interests	467,677	478,704
Total equity	32,928,854	17,031,535
Non-current liabilities
Other non-financial liabilities	1,958,883	692,009
Other loans and borrowings	5,204,030	2,183,278
Borrowings from CAMMESA	1,004,304	1,558,485
Compensation and employee benefits liabilities	148,470	166,983
Deferred income tax liabilities	4,793,384	3,847,033
Total non-current liabilities	13,109,071	8,447,788
Current liabilities
Trade and other payables	1,729,909	1,501,885
Other non-financial liabilities	1,660,944	973,971
Borrowings from CAMMESA	1,812,910	2,588,283
Other loans and borrowings	672,668	746,503
Compensation and employee benefits liabilities	391,168	477,136
Income tax payable	4,416,843	1,619,402
Provisions	537,499	610,476
Subtotal	11,221,941	8,517,656
Liabilities directly associated with the assets held for sale	0	352,015
Total current liabilities	11,221,941	8,869,671
Total liabilities	24,331,012	17,317,459
Total equity and liabilities	$ 57,259,866	$ 34,348,994